Schedule of Proforma Unaudited Revenue and Net Loss (Details) - Technology Assessmentand Transfer, Inc. [Member] $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Business Acquisition [Line Items]
Revenue	$ 1,385
Net loss	$ (8,097)